Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company’s cybersecurity strategy is designed to provide a comprehensive approach to managing and securing cybersecurity risks across our technology stack, governance framework, business processes, and workforce globally. Cybersecurity risk management is an integral component of the broader enterprise risk management framework and a critical component of our broader risk management strategy, supporting the protection of the company’s operations, intellectual property, and information assets. Our company’s cybersecurity program is aligned with industry best practices and is designed to proactively identify, assess, manage, and mitigate cybersecurity risks, including those associated with cloud services, Software-as-a-Service platforms, Artificial Intelligence (AI)-enabled technologies and other third-party service providers. The Company’s cybersecurity risk assessment framework categorizes risks based on their potential impact and severity, with targeted risk treatment plans implemented to strengthen cyber resilience and support the ongoing confidentiality, integrity, and availability of its systems and data categorizes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company’s cybersecurity strategy is designed to provide a comprehensive approach to managing and securing cybersecurity risks across our technology stack, governance framework, business processes, and workforce globally. Cybersecurity risk management is an integral component of the broader enterprise risk management framework and a critical component of our broader risk management strategy, supporting the protection of the company’s operations, intellectual property, and information assets. Our company’s cybersecurity program is aligned with industry best practices and is designed to proactively identify, assess, manage, and mitigate cybersecurity risks, including those associated with cloud services, Software-as-a-Service platforms, Artificial Intelligence (AI)-enabled technologies and other third-party service providers. The Company’s cybersecurity risk assessment framework categorizes risks based on their potential impact and severity, with targeted risk treatment plans implemented to strengthen cyber resilience and support the ongoing confidentiality, integrity, and availability of its systems and data categorizes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors has delegated oversight of cybersecurity risk management to its Audit & Risk Committee, which is responsible for overseeing management’s processes for identifying, assessing, and managing cybersecurity risks. Management provides regular updates to the Audit and Risk Committee regarding the Company’s cybersecurity strategy, risk profile, significant cybersecurity threats, emerging technology risks, cybersecurity initiatives and mitigation activities, together with updates on any material cybersecurity incidents, where applicable. The Audit and Risk Committee uses these updates to oversee the effectiveness of the Company’s cybersecurity risk management program as part of its broader enterprise risk oversight responsibilities.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit & Risk Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management provides regular updates to the Audit and Risk Committee regarding the Company’s cybersecurity strategy, risk profile, significant cybersecurity threats, emerging technology risks, cybersecurity initiatives and mitigation activities, together with updates on any material cybersecurity incidents, where applicable.
Cybersecurity Risk Role of Management [Text Block]
The Chief Financial Officer and Head of Regulatory Affairs & Quality Management are members of our Company’s executive management responsible for overseeing cybersecurity governance and risk management, including the prevention, detection, response to, and recovery from cybersecurity incidents. These executives have extensive experience in risk management, compliance, and corporate governance, and are supported by the Company’s internal technology management function together with a specialist external managed IT and cybersecurity service provider.
Management is responsible for establishing the Company’s cybersecurity strategy, governance framework and risk management processes. The Company leverages specialist external cybersecurity expertise to support the implementation and operation of its cybersecurity program, including strategic technology advice, security monitoring and operational management of the Company’s technology environment. Under the direction of management, the Company maintains a layered cybersecurity program incorporating cybersecurity policies and procedures, identity and access management, endpoint protection, vulnerability management, continuous security monitoring, penetration testing, incident response planning, business continuity and disaster recovery capabilities, and ongoing assessment of emerging cyber threats.
The Company also provides periodic cybersecurity awareness and role-based training designed to reinforce secure behaviors and reduce cybersecurity risk across the organization. During the fiscal year 2026, the Company commenced governance activities to support the secure adoption of Artificial Intelligence technologies, including the development of acceptable use guidance, evaluation of approved AI platforms and assessment of cybersecurity, privacy and regulatory risks associated with AI-enabled solutions.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Management is responsible for establishing the Company’s cybersecurity strategy, governance framework and risk management processes. The Company leverages specialist external cybersecurity expertise to support the implementation and operation of its cybersecurity program, including strategic technology advice, security monitoring and operational management of the Company’s technology environment. Under the direction of management, the Company maintains a layered cybersecurity program incorporating cybersecurity policies and procedures, identity and access management, endpoint protection, vulnerability management, continuous security monitoring, penetration testing, incident response planning, business continuity and disaster recovery capabilities, and ongoing assessment of emerging cyber threats.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Company’s executive management responsible for overseeing cybersecurity governance and risk management, including the prevention, detection, response to, and recovery from cybersecurity incidents. These executives have extensive experience in risk management, compliance, and corporate governance, and are supported by the Company’s internal technology management function together with a specialist external managed IT and cybersecurity service provider.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The Company also provides periodic cybersecurity awareness and role-based training designed to reinforce secure behaviors and reduce cybersecurity risk across the organization. During the fiscal year 2026, the Company commenced governance activities to support the secure adoption of Artificial Intelligence technologies, including the development of acceptable use guidance, evaluation of approved AI platforms and assessment of cybersecurity, privacy and regulatory risks associated with AI-enabled solutions.
Our Board of Directors has delegated oversight of cybersecurity risk management to its Audit & Risk Committee, which is responsible for overseeing management’s processes for identifying, assessing, and managing cybersecurity risks. Management provides regular updates to the Audit and Risk Committee regarding the Company’s cybersecurity strategy, risk profile, significant cybersecurity threats, emerging technology risks, cybersecurity initiatives and mitigation activities, together with updates on any material cybersecurity incidents, where applicable. The Audit and Risk Committee uses these updates to oversee the effectiveness of the Company’s cybersecurity risk management program as part of its broader enterprise risk oversight responsibilities.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true